FINANCE INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Income (Expenses)	29. FINANCE INCOME (EXPENSES)
	Consolidated
	2021	2020	2019
FINANCE INCOME:
Interest on short-term investments	264,764	167,967	83,115
Gains on monetary and exchange rate variations (a)	1,785,259	1,752,503	854,025
Gains on swap and forward transactions (c)	1,814,450	2,532,487	961,185
Gains on swap and forward derivatives mark to market	20,929	12,314	1,709
Inflation adjustment reversal on provision for tax risks and tax liabilities	-	42,378	25,469
Hyperinflationary economy adjustment (Argentina)	82,202	39,292	-
Debt structuring revenue for acquisition of Avon	-	95,145	-
Other finance income	38,959	96,305	30,281
Subtotal	4,006,563	4,738,391	1,955,784

FINANCE EXPENSES:
Interest on financing (*)	(634,201)	(709,323)	(503,040)
Interest on leases	(210,669)	(229,544)	(134,579)
Losses from monetary and exchange rate variations (b)	(2,075,306)	(2,671,372)	(937,925)
Losses on swap and forward transactions (d)	(1,533,611)	(1,579,695)	(964,116)
Losses on swap and forward derivatives mark to market	(26,214)	(13,691)	(1,452)
Adjustment of provision for tax, civil and labor risks and tax liabilities	(25,731)	(47,928)	(13,822)
Appropriation of funding costs (debentures and notes)	(27,228)	(11,082)	(22,671)
Interest on pension plan	(11,339)	(10,323)	-
Hyperinflationary economy adjustment (Argentina)	(108,730)	(20,625)	(13,947)
Debt structuring expenses for Avon acquisition	-	(110,741)	(115,781)
Other finance expenses	(380,511)	(369,486)	(88,541)
Subtotal	(5,033,540)	(5,773,810)	(2,795,874)
Net finance income (expenses), net	(1,026,977)	(1,035,419)	(840,090)

(*) Of the balances originally presented on December 31, 2020, R$395,540 of the finance expenses group and R$39,292 of the finance income were reclassified between lines for better presentation. Note that this reclassification does not impact the subtotal amount originally presented as finance income (expenses).

The breakdown set forth below is intended to better explain the results of the foreign exchange hedging transactions entered into by the Company as well as its related items recorded in the financial income (expenses) and shown in the previous table:

	Consolidated
	2021	2020	2019
(a) Gains on monetary and exchange rate variations	1,785,259	1,752,503	854,025
Gains on exchange rate variation on borrowings, financing and debentures	869,115	714,681	677,462
Exchange rate variation on imports	38,800	35,218	11,221
Exchange rate variation on export receivables	105,654	69,365	26,144
Exchange rate variation on accounts payable from foreign subsidiaries	364,101	450,468	132,397
Exchange variations of bank accounts in foreign currency	407,589	482,771	6,801

(b) Losses from monetary and exchange rate variations	(2,075,306)	(2,671,372)	(937,925)
Losses from exchange rate variation on borrowings (i)	(1,121,305)	(1,665,050)	(768,939)
Exchange rate variation on imports	(52,082)	(58,623)	(33,718)
Exchange rate variation on export receivables	(123,607)	(55,829)	(23,393)
Exchange rate variation on accounts payable from foreign subsidiaries	(311,923)	(365,214)	(86,764)
Exchange rate variation on financing	(466,389)	(525,173)	(297)
Exchange variations of bank accounts in foreign currency	-	(1,483)	(24,814)

(c) Gains on swap and forward transactions	1,814,450	2,532,487	961,185
Revenue from swap exchange coupons (ii)	713,401	409,788	182,897
Gains on exchange variations on swap instruments (ii)	1,101,049	2,122,699	778,288

(d) Losses on swap and forward transactions	(1,533,611)	(1,579,695)	(964,116)
Losses from exchange rate variation on swap instruments (ii)	(843,085)	(1,182,391)	(690,409)
Financial costs of swap instruments (ii)	(690,526)	(379,440)	(273,707)
Losses with exchange rate variations of forward instruments	-	(17,864)	-

(i) See comment on finance expense reclassification in the previous table.

(ii) The original amounts presented in these lines as of December 31, 2021 were reclassified to give a better disclosure in the respective gains (R$202,005) and losses (R$490,450) on swap and forward transactions groups. This reclassification does not impact the subtotal amounts of the respective groups or any line presented in the finance income (expenses) tables originally presented and included in the previous table.